SHARE-BASED COMPENSATION (Details 5) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
LTIP Issued And Outstanding, Beginning balance		$ 20,882,355
LIC Redeemable Units, beginning balance		725,016
Weighted Average grant date fair Value, Beginning balance		$ 0.74
LTIP Issued And Outstanding, Vesting and Converted		(1,558,477)
LIC Redeemable Units, Vesting and Converted
Weighted Average grant date fair Value, Vesting and Converted		$ (3.38)
LTIP Issued And Outstanding, ending balance		$ 19,323,878
LIC Redeemable Units, ending balance		725,016
Weighted Average grant date fair Value, Ending balance		$ 0.52
Ltip units vest		6,038,712
Ltip unit vest description		(a) 25% vested immediately on issuance; and (b) the remaining 75% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all LTIP Units being fully vested on March 15, 2020.
Fv ltip Units		4,227,098
FV LTIP Units Description		(a) 14.3% vested immediately on issuance; and (b) the remaining 85.7% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all FV LTIP Units being fully vested on March 15, 2022.
LTIP Units		724,645
Ltip units vested and converted		1,558,477
Warrant [Member]
Class of Warrant or Right [Line Items]
Beginning Balance	356,893,065
Weighted Average Exercise Price, Beginning balance	$ 0.33
Issued	135,716,660
Weighted Average Exercise Price, issued	$ 0.29
Exercised	(8,807,605)
Exercised	8,807,605
Weighted Average Exercise Price, exercised	$ (0.18)
Ending Balance	483,802,120
Weighted Average Exercise Price, Ending	$ 0.32
Warrant [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Beginning Balance		155,454,644	30,234,355
Weighted Average Exercise Price, Beginning balance		$ 0.71	$ 4.48
Issued		408,361,467	145,695,591
Weighted Average Exercise Price, issued		$ 0.21	$ 0.58
Exercised		58,885,673
Exercised		(58,885,673)
Weighted Average Exercise Price, exercised		$ (0.20)
Ending Balance		356,893,065
Weighted Average Exercise Price, Ending		$ 0.33
Warrant [Member] | [Subordinate Voting Shares [Member]]
Class of Warrant or Right [Line Items]
Beginning Balance	259,462,609
Issued	135,716,660
Exercised	(8,807,605)
Exercised	8,807,605
Ending Balance	386,371,664
Warrant [Member] | [Subordinate Voting Shares [Member]] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Beginning Balance		114,998,915	12,999,815
Issued		260,852,951	105,239,862
Exercised		8,807,607
Exercised		(8,807,607)
Ending Balance		259,462,609
Warrant [Member] | MedMax Corp Redeemable Shares [Member]
Class of Warrant or Right [Line Items]
Beginning Balance	97,430,456
Issued
Exercised
Exercised
Ending Balance	97,430,456
Warrant [Member] | MedMax Corp Redeemable Shares [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Beginning Balance		40,455,729	17,234,540
Issued		147,508,516	40,455,729
Exercised		50,078,066
Exercised		(50,078,066)
Ending Balance		97,430,456